DISCONTINUED OPERATIONS AND DECONSOLIDATION - Disclosure of major classes of assets and liabilities of operation (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 06, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 863	$ 1,813	$ 2,449		$ 13,903
Trade receivables	13,803	7,651
Other current assets	5,419	4,825
Other accounts receivable	5,419	4,825
Inventory	3,215	9,976
Current assets	23,364	24,265
NON-CURRENT ASSETS:
Property, plant and equipment, net	3,730	5,058
Right-of-use assets, net	451	1,307
Intangible assets, net	3,333	5,803
Goodwill	6,679	10,095
Non-current assets	15,824	24,548
Total assets	39,188	48,813
CURRENT LIABILITIES:
Trade payables	11,159	9,223
Bank loans and credit facilities	15,145	12,119
Other current liabilities	5,001	6,218
Current maturities of operating lease liabilities	262	454
Current liabilities	34,918	32,846
NON-CURRENT LIABILITIES:
Operating lease liabilities	171	815
Deferred tax liability, net	487	963
Non-current liabilities	1,124	2,267
Total liabilities	$ 36,042	$ 35,113
Assets and liabilities classified as held for sale [member]
CURRENT ASSETS:
Cash				$ 406
Trade receivables				1,047
Other current assets				2,194
Loans receivable				1,010
Biological assets				444
Inventory				6,784
Current assets				11,885
NON-CURRENT ASSETS:
Property, plant and equipment, net				14,645
Right-of-use assets, net				10,999
Intangible assets, net				17,157
Non-current assets				42,801
Total assets				54,686
CURRENT LIABILITIES:
Trade payables				7,266
Bank loans and credit facilities				3,774
Other current liabilities				25,217
Current maturities of operating lease liabilities				869
Current liabilities				37,126
NON-CURRENT LIABILITIES:
Operating lease liabilities				13,517
Deferred tax liability, net				2,872
Non-current liabilities				16,389
Total liabilities				$ 53,515